Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

Operating lease as lessee

The Group leases certain office premises under non‑cancelable leases. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were RMB6,162,189,  RMB17,543,824 and RMB24,006,995  (US$3,466,977) respectively.

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

Years ending	RMB	US$
2019	23,838,499	3,467,166
2020	20,777,968	3,022,030
2021	18,294,107	2,660,768
2022	11,836,823	1,721,595

The Group’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.